Fees Summary	Jul. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 351,250,000.00
Previously Paid Amount	0.00
Total Fee Amount	48,507.63
Total Offset Amount	0.00
Net Fee	$ 48,507.63